Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                      --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                ----------------
                         (Registrant's Telephone Number)

                                   December 31
                                 ---------------
                             Date of Fiscal Year End

                               September 30, 2006
                              --------------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS



WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (unaudited)


Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
-----------------------------------------------------------------------------------------------------------------------------------


 GOVERNMENT INTERESTS

MORTGAGE-BACKED SECURITIES - 36.4%

$      29,350     FHLMC GOLD Pool #M90724                5.500%      05/01/07       $ 99.77         $ 29,282        5.5%
      221,901     FHLMC GOLD Pool #M90 000000            4.000%      03/01/08         98.63          218,863        4.1%
      274,120     FHLMC GOLD Pool #M90 000000            4.000%      02/01/08         98.68          270,500        4.1%
       40,476     FHLMC GOLD Pool #M90710                5.000%      03/01/07         99.37           40,222        5.0%
      131,988     FHLMC GOLD Pool #M90767                4.500%      11/01/07         99.17          130,895        4.5%
      817,225     FHLMC GOLD Pool #M90937                5.000%      08/01/09         99.25          811,106        5.0%
      797,883     FHLMC GOLD Pool #M90941                4.500%      08/01/09         98.18          783,322        4.6%
      250,749     FHLMC Pool #1B1291                     4.401%      11/01/33         99.01          248,270        4.4%
      635,681     FHLMC Pool #1G0233                     5.018%      05/01/35         99.27          631,028        5.1%
       55,293     FNMA Pool #254227                      5.000%      02/01/09         99.36           54,942        5.0%
      487,143     FNMA Pool #745467                      5.858%      04/01/36        100.59          490,036        5.8%
      350,539     FNMA Pool #701043                      4.056%      04/01/33         98.56          345,493        4.1%
      602,737     FNMA Pool #809324                      4.880%      02/01/35         98.85          595,791        4.9%
                                                                                                 -----------
                                                                                                 $ 4,649,750

U.S. GOVERNMENT AGENCIES - 31.6%

$   1,345,000     FREDDIE MAC - MTN                      3.030%      06/11/08       $ 96.89      $ 1,303,145        3.1%
      350,000     Federal Home Loan Bank                 4.875%      08/22/07         99.76          349,147        4.9%
    2,415,000     Federal Home Loan Bank                 4.000%      03/10/08         98.63        2,381,832        4.1%
                                                                                                 -----------
                                                                                                 $ 4,034,124

U.S. TREASURIES - 28.1%

$   1,315,000     United States Treasury Note            4.375%      05/15/07       $ 99.65      $ 1,310,429        4.4%
      585,000     United States Treasury Note            3.000%      11/15/07         98.00          573,301        3.1%
    1,745,000     United States Treasury Note            3.375%      11/15/08         97.41        1,699,877        3.5%
                                                                                                 -----------
                                                                                                 $ 3,583,607
                                                                                                 -----------


TOTAL INVESTMENTS (identified cost, 12,387,932) - 96.1%                                         $12,267,481

OTHER ASSETS, LESS LIABILITIES - 3.9%                                                               498,714
                                                                                                 -----------
NET ASSETS - 100.0%                                                                             $12,766,195
                                                                                                ============


FHLMC,FREDDIE MAC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $12,387,932
                                                -----------
     Gross unrealized appreciation             $    26,876
     Gross unrealized depreciation             $  (147,327)
                                                -----------
     NET UNREALIZED DEPRECIATION               $  (120,451)
                                               ============


WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (unaudited)

Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
----------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - 2.2%

$     335,000     CREDIT BASED ASSET 2005-CB7 AF2        5.147%      11/25/35       $ 99.46        $ 333,190        5.17%
      405,000     STRUCTURED ASSET SEC 2004-23XS 1A4     4.930%      01/25/35         98.33          398,240        5.01%
                                                                                                  ----------
Total Asset Backed Securities (Identified Cost, $731,899)                                          $ 731,430
                                                                                                  ----------



COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%

$     340,000     CITIGROUP COMML MORTGAGE               4.733%      10/15/41       $ 96.28        $ 327,346        4.92%
      440,000     CS FIRST BOSTON MTGE 2003-C3 A5        3.936%      05/15/38         92.86          408,582        4.24%
      565,000     JP MORGAN CHASE COMMERCIAL             4.878%      01/15/42         96.78          546,811        5.04%
      290,555     SALOMON BROS MTGE7 2002-KEY2 A2        4.467%      03/18/36         97.88          284,390        4.56%
      420,000     MERRILL LYNCH/COUNTRYWIDE 2006-2 A4    6.105%      06/12/46        104.64          439,474        5.83%
      425,000     MERRILL LYNCH MORTAGE 2005-LC1 A4      5.291%      01/12/44         99.57          423,180        5.31%
                                                                                                  ----------
Total Commercial Mortgage-Backed Securities (Identified Cost, $2,434,573)                        $ 2,429,783
                                                                                                  ----------



WHOLE LOAN MORTGAGE BACKED SECURITIES - 1.0%

$     343,222     FHAMS 2005-AA10 1A2                    5.778%      12/25/35       $ 98.63        $ 338,503        5.86%
                                                                                                  ----------
Total Whole Loan Mortgage Backed Securities (identified cost, $343,223)                            $ 338,503
                                                                                                  ----------


CORPORATE BONDS - 22.8%

AUTO

$     160,000     DAIMLERCHRYSLER                        7.200%      09/01/09       $104.26        $ 166,821        6.91%

BANKS & MISC.FINANCIAL

$     285,000     CIT GROUP INC                          7.750%      04/02/12       $110.85        $ 315,910        6.99%
      285,000     NATIOANL RURAL UTILITIES-MT            7.250%      03/01/12        109.43          311,882        6.63%
      295,000     ROYAL BK OF SCOT GRP PLC               7.648%      08/29/49        116.98          345,085        6.54%

BUILDING-RESIDENTIAL/COMMERCIAL

$     145,000     CENTEX CORP                            7.875%      02/01/11       $108.12        $ 156,777        7.28%

CABLE TV

$     145,000     COMCAST CABLE COMM HLDGS               8.375%      03/15/13       $114.21        $ 165,609        7.33%

COMMUNICATIONS EQUIPMENT

$     170,000     HARRIS CORPORATION                     5.000%      10/01/15       $ 94.42        $ 160,517        5.30%

DIVERSIFIED FINANCIALS

$     250,000     COUNTRYWIDE HOMEMLOAN-MNTH             6.250%      04/15/09       $102.36        $ 255,890        6.11%
      305,000     GENERAL ELEC CAP CORP                  5.875%      02/15/12        103.30          315,080        5.69%
      325,000     GOLDMAN SACHS GROUP INC                5.350%      01/15/16         98.33          319,577        5.44%
      415,000     HSBC FINANCE CORP                      4.125%      11/16/09         97.05          402,752        4.25%
      315,000     INTL LEASE FINANCE CORP                5.875%      05/01/13        102.77          323,740        5.72%
      330,000     JPMORGAN CHASE & CO                    5.150%      10/01/15         97.72          322,461        5.27%

ELECTRIC -  INTEGRATED

$     175,000     AMERICAN ELECTRIC POWER                5.250%      06/01/15       $ 97.43        $ 170,501        5.39%
      170,000     DOMINION RESOURCES INC                 6.300%      03/15/33        101.41          172,389        6.21%
      160,000     PPL ELECTRIC UTILITIES                 5.875%      08/15/07        100.39          160,629        5.85%

INFORMATION TECHNOLOGY

$     330,000     CISCO SYSTEMS INC                      5.500%      02/22/16       $100.98        $ 333,230        5.45%
      260,000     ORACLE CORP                            5.000%      01/15/11         99.14          257,761        5.04%

INSTRUMENTS - CONTROLS

$     255,000     HONEYWELL INTERNATIONAL                7.000%      03/15/07       $100.60        $ 256,540        6.96%

MEDICAL

$      85,000     AMGEN INC.                             6.500%      12/01/07       $101.11         $ 85,940        6.43%
      170,000     HOSPIRA INC                            4.950%      06/15/09         99.01          168,312        5.00%
OIL & GAS

$     155,000     SEMPRA ENERGY                          6.000%      02/01/13       $102.59        $ 159,012        5.85%

PIPELINES

$     155,000     DUKE CAPITAL                           7.500%      10/01/09       $106.45        $ 164,992        7.05%

PROPERTY/CASUALTY INSURANCE

$     175,000     FUND AMERICAN COS INC                  5.875%      05/15/13       $ 98.98        $ 173,208        5.94%
      240,000     ST PAUL TRAVELERS                      5.500%      12/01/15         98.88          237,315        5.56%

RETAIL

$     195,000     AUTOZONE INC                           4.375%      06/01/13       $ 91.15        $ 177,750        4.80%
      170,000     SAFEWAY INC                            5.800%      08/15/12        100.23          170,395        5.79%
      120,000     TJX COMPANIES INC                      7.450%      12/15/09       $106.82        $ 128,189        6.97%

TELECOMMUNICATIONS

$     150,000     AT&T WIRELESS SVCS INC                 7.875%      03/01/11       $109.61        $ 164,418        7.18%
      125,000     BRITISH TELECOM PLC                    8.875%      12/15/30        133.79          167,238        6.63%
      150,000     DEUTSCHE TELEKOM INT FIN               8.000%      06/15/10        109.18          163,766        7.33%
      140,000     FRANCE TELECOM                         7.750%      03/01/11        109.66          153,525        7.07%
      305,000     VERIZON GLOBAL FUNDING CORP            7.750%      12/01/30        114.97          350,653        6.74%

UTILITIES

$     170,000     ONEOK INC                              5.510%      02/16/08       $100.07        $ 170,121        5.51%
                                                                                                  ----------
Total Corporate Bonds (identified cost. $7,701,457)                                              $ 7,547,985
                                                                                                  ----------

GOVERNMENT INTERESTS - 65.1%

MORTGAGE-BACKED SECURITIES

$      47,541     FHLMC/FGLMC Pool #C27663               7.000%      06/01/29       $103.14         $ 49,033        6.79%
      841,269     FHLMC GOLD Pool  #A35363               5.000%      07/01/35         96.26          809,809        5.19%
      203,435     FHLMC GOLD Pool  #GO1349               5.000%      12/01/31         96.56          196,432        5.18%
      252,813     FHLMC GOLD Pool  #32600                5.500%      05/01/35         98.70          249,523        5.57%
      192,043     FHLMC GOLD Pool  #C47318               7.000%      09/01/29        104.34          200,375        6.71%
      677,339     FHLMC GOLD Pool  #C55780               6.000%      01/01/29        101.12          684,956        5.93%
      155,663     FHLMC GOLD Pool  #D66753               6.000%      10/01/23        100.70          156,760        5.96%
      25,276      FHLMC GOLD Pool  #E00903               7.000%      10/01/15        102.65           25,946        6.82%
      330,291     FHLMC GOLD Pool  #E01425               4.500%      08/01/18         96.67          319,279        4.66%
      501,048     FHLMC GOLD Pool  #G01035               6.000%      05/01/29        101.07          506,418        5.94%
      194,300     FHLMC GOLD Pool  #G01842               4.500%      06/01/35         93.52          181,711        4.81%
      179,964     FHLMC GOLD Pool  #G08088               6.500%      10/01/35        101.90          183,389        6.38%
      196,618     FHLMC GOLD Pool  #N30514               5.500%      11/01/28        100.14          196,898        5.49%
       88,580     FHLMC GOLD Pool  #C01646               6.000%      09/01/33        100.76           89,254        5.95%
       55,620     FHLMC GOLD Pool  #C01702               6.500%      10/01/33        102.43           56,973        6.35%
      252,788     FHLMC Pool #1B1291                     4.401%      11/01/33         99.01          250,288        4.44%
      755,339     FHLMC Pool #1G0233                     5.018%      05/01/35         99.27          749,810        5.06%
      301,343     FHR 1983 Z                             6.500%      12/15/23        103.49          311,869        6.28%
       43,026     FNMA Pool #479477                      6.000%      01/01/29        101.06           43,482        5.94%
       49,069     FNMA Pool #489357                      6.500%      03/01/29        102.50           50,294        6.34%
      204,422     FNMA Pool #545317                      5.500%      11/01/16        100.32          205,069        5.48%
      529,787     FNMA Pool #576524                      5.500%      01/01/29         98.88          523,851        5.56%
      348,839     FNMA Pool #663689                      5.000%      01/01/18         98.57          343,843        5.07%
      233,423     FNMA Pool #747529                      4.500%      10/01/33         93.80          218,948        4.80%
       35,892     FNMA Pool #634823                      6.500%      03/01/32        102.24           36,696        6.36%
       64,775     FNMA Pool #545782                      7.000%      07/01/32        103.47           67,023        6.77%
      360,356     FNMA Pool #730505                      4.500%      08/01/33         93.80          338,009        4.80%
    1,220,179     FNMA Pool #745467                      5.858%      04/01/36        100.59        1,227,424        5.82%
      204,780     FNMA Pool #253057                      8.000%      12/01/29        105.98          217,028        7.55%
      259,049     FNMA Pool #545407                      5.500%      01/01/32         98.97          256,380        5.56%
       64,209     FNMA Pool #597396                      6.500%      09/01/31        102.28           65,672        6.36%
      824,145     FNMA Pool #781893                      4.500%      11/01/31         93.90          773,873        4.79%
       90,258     FNMA Pool #809888                      4.500%      03/01/35         93.49           84,384        4.81%
       76,933     FNMA Pool #254845                      4.000%      07/01/13         96.54           74,274        4.14%
       75,722     FNMA Pool #254863                      4.000%      08/01/13         96.55           73,108        4.14%
      453,469     FNMA Pool #254865                      4.500%      08/01/18         96.81          439,012        4.65%
      528,198     FNMA Pool #254904                      5.500%      09/01/33         98.83          522,014        5.57%
      374,087     FNMA Pool #255747                      4.500%      04/01/25         94.98          355,301        4.74%
      283,659     FNMA Pool #701043                      4.056%      04/01/33         98.56          279,576        4.12%
      182,579     FNMA Pool #725550                      5.000%      05/01/19         98.57          179,964        5.07%
       76,574     FNMA Pool #725866                      4.500%      09/01/34         93.67           71,725        4.80%
      209,318     FNMA Pool #738630                      5.500%      11/01/33         98.83          206,867        5.57%
      345,623     FNMA Pool #739372                      4.121%      09/01/33         97.24          336,082        4.24%
      159,262     FNMA Pool #750859                      6.500%      10/01/32        102.50          163,236        6.34%
      306,823     FNMA Pool #753189                      4.000%      12/01/33         90.89          278,864        4.40%
      326,242     FNMA Pool #755749                      5.500%      01/01/29         99.09          323,274        5.55%
      293,759     FNMA Pool #807804                      5.500%      03/01/35         98.60          289,647        5.58%
      714,481     FNMA Pool #809324                      4.880%      02/01/35         98.85          706,246        4.94%
      459,212     FNMA Pool #849893                      4.000%      11/01/23         92.92          426,679        4.30%
       40,564     FNMA WAM Pool #535332                  8.500%      04/01/30        107.56           43,631        7.90%
      112,941     GNMA Pool #410081                      8.000%      08/15/25        105.97          119,679        7.55%
       39,235     GNMA Pool #436214                      6.500%      02/15/13        102.18           40,089        6.36%
      100,124     GNMA Pool #460726                      6.500%      12/15/27        102.86          102,992        6.32%
       57,204     GNMA Pool #478072                      6.500%      05/15/28        102.90           58,863        6.32%
       27,713     GNMA Pool #488924                      6.500%      11/15/28        102.90           28,517        6.32%
       37,844     GNMA Pool #427199                      7.000%      12/15/27        103.44           39,145        6.77%
      372,819     GNMA Pool #374892                      7.000%      02/15/24        103.32          385,210        6.77%
       22,610     GNMA Pool #510706                      8.000%      11/15/29        106.10           23,989        7.54%
       62,890     GNMA Pool #376400                      6.500%      02/15/24        102.73           64,607        6.33%
       91,107     GNMA Pool #379982                      7.000%      02/15/24        103.32           94,136        6.77%
      103,560     GNMA Pool #581536                      5.500%      06/15/33         99.46          103,002        5.53%
      304,236     GNMA Pool #393347                      7.500%      02/15/27        104.35          317,475        7.19%
       79,435     GNMA Pool #458762                      6.500%      01/15/28        102.90           81,739        6.32%
       71,827     GNMA-II Pool #002671                   6.000%      11/20/28        101.31           72,770        5.92%
       10,898     GNMA-II Pool #002909                   8.000%      04/20/30        105.49           11,497        7.58%
       29,960     GNMA-II Pool #002972                   7.500%      09/20/30        103.43           30,988        7.25%
       11,213     GNMA-II Pool #002973                   8.000%      09/20/30        105.49           11,830        7.58%
       30,385     GNMA Pool #442996                      6.000%      06/15/13        101.28           30,776        5.92%
      125,161     GNMA Pool #448490                      7.500%      03/15/27        104.35          130,608        7.19%
       39,219     GNMA Pool #463839                      6.000%      05/15/13        101.28           39,723        5.92%


U.S. GOVERNMENT AGENCIES

$     220,000     Fannie Mae                             6.250%      05/15/29       $114.61        $ 252,138        5.45%
      375,000     Federal Home Loan Bank                 4.500%      09/10/10         98.29          368,570        4.58%


U.S. TREASURIES

$     644,780     TSY INFL IX N/B                        2.500%      07/15/16       $102.03        $ 657,878        2.45%
      290,000     U.S. Treasury Bond                     6.125%      11/15/27        116.99          339,277        5.24%
      910,000     U.S. Treasury Note                     5.000%      08/15/11        101.96          927,810        4.90%
      175,000     U.S. Treasury Bond                     4.250%      08/15/14         97.61          170,810        4.35%
      500,000     U.S. Treasury Bond                     8.125%      08/15/19        131.91          659,532        6.16%
    2,025,000     U.S. Treasury Note                     3.000%      11/15/07         98.00        1,984,501
                                                                                                  ----------
Total Government Interests (identified cost, $21,660,334)                                        $21,588,350
                                                                                                  ----------

TOTAL INVESTMENTS (identified cost: $32,871,486) - 98.4%                                         $32,636,051

OTHER ASSETS, LESS LIABILITIES - 1.6%                                                                517,276
                                                                                                  ----------
NET ASSETS - 100.0%                                                                              $33,153,327
                                                                                                ============



FHLMC,FHR - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TSY INFL - Treasury Inflation Protected Security (TIPS)

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $32,871,486
                                                -----------
     Gross unrealized appreciation             $   270,636
     Gross unrealized depreciation             $  (506,071)
                                                -----------
     NET UNREALIZED DEPRECIATION               $  (235,435)
                                               ============

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (unaudited)


Face                                                      Coupon       Maturity        Market                       Current
Amount            Description                              Rate          Date           Price          Value         Yield
-----------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 8.3%

$  311,782        Bear Stearns ARM 2003-4 3A1             4.958%      07/25/33         $ 98.05       $ 305,689        5.1%
   839,264        Chase 2003-S13 A16                      5.000%      11/25/33           96.63         810,981        5.2%
 1,521,932        Countrywide Home Loans 2006-J1 3A1      6.000%      02/25/36          100.08       1,523,187        6.0%
                                                                                                    ----------
Total Asset Backed Securities (identified cost,$2,590,064)                                          $2,639,857


MORTGAGE-BACKED SECURITIES - 90.8%

$   58,707        FHLMC/FGLMC Pool #C00548                7.000%      08/01/27         $103.27        $ 60,627        6.8%
   227,350        FHLMC/FGLMC Pool #D82572                7.000%      09/01/27          103.27         234,783        6.8%
   505,099        FHLMC FHG 15L                           7.000%      07/25/23          103.55         523,014        6.8%
     5,870        FHLMC GOLD Poo #M90724                  5.500%      05/01/07           99.77           5,856        5.5%
   562,985        FHLMC GOLD Pool #801357                 5.500%      08/01/34           98.89         556,749        5.6%
   170,529        FHLMC GOLD Pool #C00778                 7.000%      06/01/29          103.14         175,879        6.8%
   237,230        FHLMC GOLD Pool #C47318                 7.000%      09/01/29          104.34         247,522        6.7%
   162,834        FHLMC GOLD Pool #E00678                 6.500%      06/01/14          102.19         166,393        6.4%
   168,077        FHLMC GOLD Pool #E00721                 6.500%      07/01/14          102.19         171,751        6.4%
   143,793        FHLMC GOLD Pool #G00812                 6.500%      04/01/26          102.54         147,445        6.3%
   388,600        FHLMC GOLD Pool #G01842                 4.500%      06/01/35           93.52         363,422        4.8%
    73,967        FHLMC GOLD Pool #M90 000000             4.000%      03/01/08           98.63          72,954        4.1%
   131,988        FHLMC GOLD Pool #M90767                 4.500%      11/01/07           99.17         130,895        4.5%
   132,512        FHLMC Pool #765183                      5.818%      08/01/24          101.01         133,852        5.8%
    27,646        FNMA Pool #254227                       5.000%      02/01/09           99.36          27,471        5.0%
   116,279        FNMA Pool #663689                       5.000%      01/01/18           98.57         114,614        5.1%
   564,815        FNMA Pool #673315                       5.500%      11/01/32           98.89         558,558        5.6%
   900,000        FNMA Pool #892522                       6.187%      08/01/36          101.22         911,022        6.1%
    26,962        FNMA Pool #254505                       5.000%      11/01/09           99.36          26,791        5.0%
 1,124,418        FNMA Pool #255669                       4.500%      02/01/35           93.49       1,051,237        4.8%
   160,073        FNMA Pool #545133                       6.500%      12/01/28          102.47         164,026        6.3%
   151,817        FNMA Pool #701043                       4.056%      04/01/33           98.56         149,632        4.1%
    64,772        FNMA Pool #733750                       6.310%      10/01/32          101.65          65,838        6.2%
   635,604        FNMA Pool #816108                       5.500%      05/01/35           98.60         626,706        5.6%
   416,649        FNMA Pool #816468                       5.000%      03/01/20           98.32         409,661        5.1%
   598,503        FNMA Pool #871394                       7.000%      04/01/21          102.69         614,608        6.8%
   122,412        FNMA Pool #535131                       6.000%      03/01/29          101.06         123,707        5.9%
   598,545        FNMA G93-5 Z                            6.500%      02/25/23          101.99         610,443        6.4%
    23,279        GNMA  Pool #449176                      6.500%      07/15/28          102.90          23,954        6.3%
    49,471        GNMA Pool #538314                       7.000%      02/15/32          103.30          51,105        6.8%
    57,709        GNMA  Pool #462623                      6.500%      03/15/28          102.90          59,383        6.3%
    46,111        GNMA  Pool #352110                      7.000%      08/15/23          103.28          47,622        6.8%
    89,758        GNMA  Pool #410215                      7.500%      12/15/25          104.27          93,590        7.2%
   109,976        GNMA I Pool #475149                     6.500%      05/15/13          102.18         112,369        6.4%
   148,201        GNMA II Pool #003401                    4.500%      06/20/33           93.59         138,700        4.8%
   228,426        GNMA II Pool #003554                    4.500%      05/20/34           93.48         213,524        4.8%
   112,311        GNMA II Pool #003484                    3.500%      09/20/33           84.80          95,244        4.1%
 1,630,731        GNMA II Pool #003747                    5.000%      08/20/35           96.77       1,578,083        5.2%
     3,493        GNMA II Pool #001596                    9.000%      04/20/21          107.48           3,754        8.4%
 2,047,499        GNMA II Pool #003556                    5.500%      05/20/34           99.13       2,029,766        5.6%
   343,353        GNMA II Pool #003567                    4.500%      06/20/34           93.48         320,954        4.8%
 2,129,896        GNMA II Pool #003734                    4.500%      07/20/35           93.42       1,989,684        4.8%
   115,976        GNMA II Pool #601135                    6.310%      09/20/32          101.74         117,996        6.2%
   133,439        GNMA II Pool #601255                    6.310%      01/20/33          101.71         135,723        6.2%
   113,272        GNMA II Pool #608120                    6.310%      01/20/33          101.71         115,211        6.2%
$  607,909        GNMA II Pool #648541                    6.000%      10/20/35         $100.89       $ 613,324        6.0%
    41,744        GNMA II Pool #000723                    7.500%      01/20/23          103.48          43,195        7.3%
   368,575        GNMA II Pool #003284                    5.500%      09/20/32           99.15         365,452        5.6%
   406,143        GNMA Pool #471369                       5.500%      05/15/33           99.46         403,956        5.5%
    62,138        GNMA Pool #396537                       7.490%      03/15/25          104.24          64,773        7.2%
    70,153        GNMA Pool #399964                       7.490%      04/15/26          104.28          73,159        7.2%
    19,121        GNMA Pool #431036                       8.000%      07/15/26          106.03          20,275        7.6%
    63,978        GNMA Pool #438004                       7.490%      11/15/26          104.28          66,719        7.2%
   191,925        GNMA Pool #081161                       5.500%      11/20/34          100.13         192,173        5.5%
   242,883        GNMA Pool #346987                       7.000%      12/15/23          103.28         250,838        6.8%
   111,246        GNMA Pool #352001                       6.500%      12/15/23          102.67         114,215        6.3%
    46,280        GNMA Pool #399726                       7.490%      05/15/25          104.24          48,242        7.2%
   180,058        GNMA Pool #399788                       7.490%      09/15/25          104.24         187,692        7.2%
    31,085        GNMA Pool #399958                       7.490%      02/15/27          104.32          32,429        7.2%
    51,826        GNMA Pool #431612                       8.000%      11/15/26          106.03          54,951        7.6%
    18,313        GNMA Pool #044190                       8.000%      12/15/26          106.03          19,418        7.6%
   145,300        GNMA Pool #489377                       6.375%      03/15/29          102.39         148,775        6.2%
   138,548        GNMA Pool #524811                       6.375%      09/15/29          102.39         141,862        6.2%
    51,341        GNMA Pool #602377                       4.500%      06/15/18           97.10          49,850        4.6%
   671,644        GNMA Pool #603250                       5.500%      04/15/34           99.45         667,923        5.5%
    54,519        GNMA Pool #603377                       4.500%      01/15/18           97.10          52,936        4.6%
   962,830        GNMA Pool #608639                       5.500%      07/15/24           99.50         958,058        5.5%
   216,793        GNMA Pool #609452                       4.000%      08/15/33           90.89         197,054        4.4%
   502,171        GNMA Pool #616829                       5.500%      01/15/25          100.49         504,629        5.5%
   488,580        GNMA Pool #624600                       6.150%      01/15/34          101.30         494,940        6.1%
   757,501        GNMA Pool #631623                       5.500%      08/15/34           99.45         753,304        5.5%
   765,129        GNMA Pool #640225                       5.500%      04/15/35           99.37         760,338        5.5%
   166,143        GNMA Pool #640940                       5.500%      05/15/35           99.37         165,103        5.5%
 1,410,911        GNMA Pool #651026                       5.500%      12/15/25           99.50       1,403,819        5.5%
    80,632        GNMA Pool #780429                       7.500%      09/15/26          104.29          84,093        7.2%
   359,868        GNMA Pool #595606                       6.000%      11/15/32          101.42         364,962        5.9%
    63,866        GNMA-II Pool #002268                    7.500%      08/20/26          103.63          66,182        7.2%
     6,990        GNMA-II Pool #002855                    8.500%      12/20/29          107.01           7,481        7.9%
   582,712        GNMA-II Pool # +B123 003259             5.500%      07/20/32           99.15         577,775        5.6%
 1,731,651        GNR 1999-4 ZB                           6.000%      02/20/29          101.62       1,759,766        5.9%
   750,000        GNR 2002-47 PG                          6.500%      07/16/32          103.78         778,316        6.3%
   334,451        GNR 2002-7 PG                           6.500%      01/20/32          102.97         344,387        6.3%
     2,295        GNMA Pool 176992                        8.000%      11/15/16          105.23           2,415        7.6%
     2,623        GNMA Pool  177784                       8.000%      10/15/16          105.23           2,761        7.6%
    12,369        GNMA Pool  192357                       8.000%      04/15/17          105.46          13,045        7.6%
    18,817        GNMA Pool 194057                        8.500%      04/15/17          107.00          20,136        7.9%
     5,173        GNMA Pool  194287                       9.500%      03/15/17          108.75           5,626        8.7%
     1,501        GNMA Pool  196063                       8.500%      03/15/17          107.00           1,607        7.9%
     7,602        GNMA Pool  211231                       8.500%      05/15/17          107.00           8,135        7.9%
     4,514        GNMA Pool 212601                        8.500%      06/15/17          107.00           4,831        7.9%
     4,275        GNMA Pool 220917                        8.500%      04/15/17          107.00           4,575        7.9%
     8,508        GNMA Pool 223348                       10.000%      08/15/18          111.32           9,472        9.0%
    12,931        GNMA Pool  228308                      10.000%      01/15/19          111.36          14,401        9.0%
     2,965        GNMA Pool 230223                        9.500%      04/15/18          109.05           3,234        8.7%
       774        GNMA Pool  247473                      10.000%      09/15/18          104.18             806        9.6%
     3,643        GNMA Pool 247872                       10.000%      09/15/18          111.32           4,056        9.0%
     4,269        GNMA Pool 251241                        9.500%      06/15/18          109.05           4,656        8.7%
     5,668        GNMA Pool  260999                       9.500%      09/15/18          109.05           6,181        8.7%
     5,868        GNMA Pool  263439                      10.000%      02/15/19          111.36           6,535        9.0%
     1,498        GNMA Pool 265267                        9.500%      08/15/20          109.54           1,641        8.7%
     1,910        GNMA Pool  266983                      10.000%      02/15/19          111.36           2,127        9.0%
     3,129        GNMA Pool  273690                       9.500%      08/15/19          109.31           3,420        8.7%
     1,520        GNMA Pool  286556                       9.000%      03/15/20          107.73           1,638        8.4%
     4,878        GNMA Pool  301366                       8.500%      06/15/21          107.66           5,252        7.9%
     5,888        GNMA Pool  302933                       8.500%      06/15/21          107.66           6,340        7.9%
    11,503        GNMA Pool 308792                        9.000%      07/15/21          107.88          12,409        8.3%
     3,585        GNMA Pool  314222                       8.500%      04/15/22          107.81           3,866        7.9%
    13,899        GNMA Pool 315754                        8.000%      01/15/22          106.05          14,741        7.5%
    28,803        GNMA Pool  319441                       8.500%      04/15/22          107.81          31,052        7.9%
     9,652        GNMA Pool 325165                        8.000%      06/15/22          106.05          10,237        7.5%
    15,432        GNMA Pool  335950                       8.000%      10/15/22          106.05          16,367        7.5%
    52,758        GNMA Pool  368238                       7.000%      12/15/23          103.28          54,486        6.8%
    51,252        GNMA Pool  372379                       8.000%      10/15/26          106.03          54,342        7.6%
    17,196        GNMA Pool  414736                       7.500%      11/15/25          104.27          17,930        7.2%
    58,059        GNMA Pool  420707                       7.000%      02/15/26          103.41          60,037        6.8%
    33,614        GNMA Pool  421829                       7.500%      04/15/26          104.31          35,065        7.2%
     3,772        GNMA Pool  315187                       8.000%      06/15/22          106.05           4,001        7.5%
                                                                                                    ----------
Total Mortgage-Backed Securities (identified cost, $28,387,222)                                     $28,851,905
                                                                                                    ----------

COMMERCIAL PAPER - 1.1%

$  350,000        Federal Home Loan Bank                  5.080%      10/18/06                     $   348,913        5.1%
                                                                                                   ------------
Total Commercial Paper (identified cost $348,913)

Total Investments ( identified cost, $31,326,199) - 100.2%                                          $31,840,677

Other Assets, Less Liabilities - (0.2%)                                                               (52,629)
                                                                                                    ----------
Net Assets - 100.0%                                                                                $31,788,048
                                                                                           ============

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA, GNR - Government National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $31,326,199
                                                -----------

     Gross unrealized appreciation             $   854,354
     Gross unrealized depreciation             $  (339,876)
                                                -----------
     NET UNREALIZED APPRECIATION               $   514,478
                                               ============

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright U.S. Government Near Term
------------------------------------------------------------------------------
Fund,  Wright Total Return Bond Fund and Wright Current Income Fund.
-------------------------------------------------------------------------


By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    November 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         -----------------------
         Barbara E. Campbell
         Treasurer

Date:    November 3, 2006


By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    November 2, 2006